UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  January 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2010 (Unaudited)
Hennessy Cornerstone Growth Fund, Series II
	Number of		% of
	Shares	Value	Net Assets
COMMON STOCKS - 99.61%
Consumer Discretionary - 32.06%
99 Cents Only Stores (a)	38,500	$502,040	1.64%
Aaron's, Inc.	17,000	473,620	1.55%
Carter's, Inc. (a)	22,000	568,920	1.86%
Fuqi International, Inc. (a)	29,900	491,855	1.61%
H.H. Gregg, Inc. (a)	32,600	694,380	2.27%
Isle Of Capri Casinos, Inc. (a)	42,200	339,710	1.11%
Jos. A. Bank Clothiers, Inc. (a)	16,900	708,279	2.32%
Kirklands, Inc. (a)	56,300	870,398	2.85%
Lincoln Educational Services Corp. (a)	27,900	578,088	1.89%
Steven Madden Ltd. (a)	19,600	786,744	2.58%
National Presto Industries, Inc.	6,700	767,284	2.51%
P. F. Changs China Bistro, Inc. (a)	16,500	636,900	2.08%
Peets Coffee & Tea, Inc. (a)	20,000	654,000	2.14%
Pep Boys Manny Moe & Jack	54,700	456,745	1.49%
Spartan Motors, Inc.	48,300	289,800	0.95%
Sturm Ruger & Co., Inc.	41,400	431,388	1.41%
Texas Roadhouse, Inc. (a)	47,200	548,936	1.80%
		9,799,087	32.06%
Consumer Staples - 13.16%
Calavo Growers, Inc.	26,000	435,760	1.43%
Central Garden & Pet Co. (a)	54,300	477,297	1.56%
Coca Cola Bottling Co. Consolidated	9,400	474,418	1.55%
Cott Corp. (a)(b)	102,500	828,200	2.71%
J & J Snack Foods Corp.	14,500	606,245	1.98%
Lancaster Colony Corp.	11,700	638,235	2.09%
United Natural Foods, Inc. (a)	20,700	561,177	1.84%
		4,021,332	13.16%
Energy - 6.02%
Nustar Energy LP	10,100	562,772	1.84%
Sunoco Logistics Partners LP	9,700	669,494	2.19%
World Fuel Services Corp.	25,300	607,959	1.99%
		1,840,225	6.02%
Financials - 8.56%
Encore Cap Group, Inc. (a)	42,800	674,956	2.20%
Evercore Partners, Inc.	26,700	797,529	2.61%
First Horizon National Corp. (a)	42,448	549,702	1.80%
Stifel Financial Corp. (a)	11,400	596,220	1.95%
		2,618,407	8.56%
Health Care - 9.43%
Bio-reference Labs, Inc. (a)	16,600	627,480	2.05%
Cantel Medical Corp. (a)	32,400	624,672	2.04%
Rehabcare Group, Inc. (a)	23,000	668,380	2.19%
SXC Health Solutions Corp. (a)(b)	20,400	961,248	3.15%
		2,881,780	9.43%
Industrials - 15.43%
APAC Customer Services, Inc. (a)	102,300	529,914	1.73%
Baker Michael Corp. (a)	12,800	499,328	1.63%
Cubic Corp.	14,800	577,940	1.89%
Dollar Thrifty Automotive Group Co.(a)	53,700	1,308,132	4.28%
Force Protection, Inc. (a)	66,800	340,012	1.11%
Goodrich Corp.	10,200	631,482	2.07%
Marten Transport Ltd. (a)	24,500	431,445	1.41%
Tetra Tech, Inc. (a)	17,600	398,464	1.31%
		4,716,717	15.43%
Information Technology - 4.84%
Black Box Corp.	14,300	393,107	1.29%
Global Cash Access Holdings, Inc. (a)	73,000	591,300	1.93%
NCI, Inc. (a)	16,600	494,680	1.62%
		1,479,087	4.84%
Materials - 8.66%
Bway Holding Co. (a)	32,300	551,038	1.80%
Rock-Tenn Co.	14,000	597,660	1.96%
Schweitzer-Mauduit International, Inc.	19,900	1,497,276	4.90%
		2,645,974	8.66%
Telecommunication Services - 1.45%
USA Mobility, Inc.	42,600	442,614	1.45%
TOTAL COMMON STOCKS (Cost $25,430,934)		$30,445,223	99.61%

	Number of		% of
	Shares	Value	Net Assets
SHORT TERM INVESTMENTS - 0.64%
Money Market Funds - 0.64%
Fidelity Government Portfolio, 0.04% (c)	$194,539	$194,539	0.64%
Total Money Market Funds (Cost $ 194,539)		194,539	0.64%
TOTAL SHORT TERM INVESTMENTS (Cost $194,539)		$194,539	0.64%
Total Investments (Cost $25,625,473) - 100.25%		$30,639,762	100.25%
Liabilities in Excess of Other Assets - (0.25)%		(76,620)	(0.25)%
TOTAL NET ASSETS - 100.00%		$30,563,142	100.00%

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	The rate listed is the Fund's 7-day yield as of January 31, 2010.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

Cost of investments	$25,625,473
Gross unrealized appreciation	6,304,803
Gross unrealized depreciation	(1,290,514)
Net unrealized depreciation	$5,014,289

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the fund has access at the date of measurement
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 9,799,087	$ -	$ -	$ 9,799,087
Consumer Staples	4,021,332	-	-	4,021,332
Energy	1,840,225	-	-	1,840,225
Financials	2,618,407	-	-	2,618,407
Health Care	2,881,780	-	-	2,881,780
Industrials	4,716,717	-	-	4,716,717
Information Technology	1,479,087	-	-	1,479,087
Materials	2,645,974	-	-	2,645,974
Telecommunication Services	442,614	-	-	442,614
Total Equity	$ 30,445,223	$ -	$ -	$ 30,445,223

Short-Term Investments	$ 194,539	$ -	$ -	$ 194,539

Total Investments in Securities	$ 30,639,762	$ -	$ -	$ 30,639,762

Schedule of Investments
January 31, 2010 (Unaudited)
Hennessy Cornerstone Large Growth Fund

	Number		% of
	of Shares	Value	Net Assets
COMMON STOCKS - 97.82%
Consumer Discretionary - 15.88%
Best Buy Co., Inc.	29,700	$1,088,505	1.54%
Coach, Inc.	63,900	2,228,832	3.15%
Dish Network Corp. (a)	92,800	1,694,528	2.39%
The Gap, Inc.	80,100	1,528,308	2.16%
The McGraw-Hill Companies, Inc.	50,800	1,800,860	2.54%
Omnicom Group, Inc.	40,400	1,426,120	2.01%
TJX Cos., Inc.	38,900	1,478,589	2.09%
		11,245,742	15.88%
Consumer Staples - 2.29%
Avon Products, Inc.	53,700	1,618,518	2.29%

Energy - 26.36%
Baker Hughes, Inc.	30,900	1,399,152	1.98%
Cameron International Corp. (a)	42,500	1,600,550	2.26%
ChevronTexaco Corp.	14,800	1,067,376	1.51%
ConocoPhillips	25,400	1,219,200	1.72%
Denbury Resources, Inc. (a)	61,200	829,260	1.17%
Diamond Offshore Drilling	14,500	1,327,185	1.87%
ENSCO International, Inc. - ADR (b)	34,100	1,330,923	1.88%
EOG Resources, Inc.	15,500	1,401,510	1.98%
Exxon Mobil Corp.	14,500	934,235	1.32%
Halliburton Co.	57,000	1,664,970	2.35%
Hess Corp.	15,500	895,745	1.27%
Marathon Oil Corp.	39,500	1,177,495	1.66%
Murphy Oil Corp.	20,100	1,026,708	1.45%
Occidental Petroleum Corp.	16,900	1,323,946	1.87%
Schlumberger Ltd. (b)	23,100	1,465,926	2.07%
		18,664,181	26.36%
Health Care - 5.30%
Eli Lilly & Co.	29,500	1,038,400	1.47%
Forest Laboratories, Inc. (a)	45,400	1,345,656	1.90%
Merck & Co., Inc.	35,900	1,370,662	1.93%
		3,754,718	5.30%
Industrials - 31.91%
3M Co.	20,900	1,682,241	2.38%
Boeing Co.	29,500	1,787,700	2.52%
Cooper Industries Ltd. (b)	40,500	1,737,450	2.45%
Cummins, Inc.	40,900	1,847,044	2.61%
Emerson Electric Co.	35,800	1,487,132	2.10%
Fluor Corp.	26,300	1,192,442	1.68%
General Dynamics Corp.	25,500	1,704,675	2.41%
Goodrich Corp.	25,700	1,591,087	2.25%
Honeywell International, Inc.	35,600	1,375,584	1.94%
ITT Industries, Inc.	25,500	1,231,905	1.74%
Lockheed Martin Corp.	14,200	1,058,184	1.49%
Pitney Bowes, Inc.	44,000	920,480	1.30%
Precision Castparts Corp.	16,700	1,757,675	2.48%
Rockwell Collins, Inc.	30,600	1,627,614	2.30%
United Technologies Corp.	23,700	1,599,276	2.26%
		22,600,489	31.91%
Information Technology - 10.66%
Dell, Inc. (a)	97,200	1,253,880	1.77%
International Business Machines Corp.	10,400	1,272,856	1.80%
Mastercard, Inc.	6,200	1,549,380	2.19%
Texas Instruments, Inc.	60,800	1,368,000	1.93%
Western Digital Corp. (a)	55,500	2,108,445	2.97%
		7,552,561	10.66%
Materials - 5.42%
Consol Energy, Inc.	33,400	1,556,774	2.20%
Mosaic Co.	23,100	1,236,081	1.75%
Nucor Corp.	25,600	1,044,480	1.47%
		3,837,335	5.42%
TOTAL COMMON STOCKS (Cost $52,166,793)		$69,273,544	97.82%

	Shares	Value
SHORT TERM INVESTMENTS - 2.02%
Investment Company - 2.02%
Fidelity Government Portfolio
0.04% (c)	1,429,447	1,429,447	2.02%
Total Investment Company (Cost $1,429,447)		1,429,447	2.02%
TOTAL SHORT TERM INVESTMENTS (Cost $1,429,447)		$1,429,447	2.02%
Total Investments (Cost $53,596,240) - 99.84%		$70,702,991	99.84%
Other Assets in Excess of Liabilities - 0.16%		111,543	0.16%
TOTAL NET ASSETS - 100.00%		$70,814,534	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non income producing
(b)	Foreign issued security
(c)	The rate listed is the Fund's 7-day yield as of January 31, 2010

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

	Cost of investments	$53,596,240
	Gross unrealized appreciation	18,140,010
	Gross unrealized depreciation	(1,033,259)
	Net unrealized appreciation	$17,106,751

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the fund has access at the date of measurement
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2010:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 11,245,742	$ -	$ -	11,245,742
Consumer Staples	1,618,518	-	-	1,618,518
Energy	18,664,181	-	-	18,664,181
Health Care	3,754,718	-	-	3,754,718
Industrials	22,600,489	-	-	22,600,489
Information Technology	7,552,561	-	-	7,552,561
Materials	3,837,335	-	-	3,837,335
Total Common Stock	$ 69,273,544	$ -	$ -	$ 69,273,544

Short Term Investments	$ 1,429,447	$ -	$ -	$ 1,429,447

Total Investments in Securities	$ 70,702,991	$ -	$ -	$ 70,702,991

Schedule of Investments
January 31, 2010 (Unaudited)
Hennessy Select Large Value Fund
	Number		% of
	of Shares	Value	Net Assets
COMMON STOCKS - 99.28%
Consumer Discretionary - 9.61%
Comcast Corp.	157,650	2,495,599	1.89%
The Walt Disney Co.	65,265	1,928,581	1.46%
The Gap Inc.	60,520	1,154,722	0.87%
Home Depot, Inc.	43,720	1,224,597	0.92%
Johnson Controls, Inc.	32,935	916,581	0.69%
Macy's, Inc.	86,415	1,376,591	1.04%
Pulte Homes, Inc.	55,110	579,757	0.44%
Starwood Hotels & Resorts Worldwide, Inc.	40,825	1,360,289	1.03%
Time Warner, Inc.	61,195	1,679,803	1.27%
		12,716,520	9.61%
Consumer Staples - 5.85%
Conagra Foods, Inc.	105,065	2,389,178	1.81%
Dr. Pepper Snapple Group, Inc.	58,630	1,621,706	1.22%
Kellogg Co.	44,980	2,447,812	1.85%
PepsiCo, Inc.	21,505	1,282,128	0.97%
		7,740,824	5.85%
Energy - 17.21%
Anadarko Petroleum Corp.	46,075	2,938,663	2.22%
Apache Corp.	28,070	2,772,474	2.10%
ChevronTexaco Corp.	77,310	5,575,597	4.21%
ConocoPhillips	13,495	647,760	0.49%
Exxon Mobil Corp.	104,790	6,751,620	5.10%
Schlumberger Ltd. (b)	40,275	2,555,852	1.93%
Valero Energy Corp.	83,045	1,529,689	1.16%
		22,771,655	17.21%
Financials - 23.03%
Bank of America Corp.	246,095	3,735,722	2.82%
BB&T Corp.	49,390	1,376,499	1.04%
Capital One Financial Corp.	21,435	790,094	0.60%
Citigroup, Inc.	272,205	903,721	0.68%
The Goldman Sachs Group, Inc.	21,665	3,222,019	2.44%
J.P. Morgan Chase & Co.	131,540	5,122,167	3.87%
Lincoln National Corp.	39,355	967,346	0.73%
Mack Cali Realty Corp.	45,020	1,468,552	1.11%
MetLife, Inc.	30,505	1,077,437	0.82%
Morgan Stanley	55,730	1,492,449	1.13%
Simon Property Group, Inc.	20,993	1,511,496	1.14%
Travelers Companies, Inc.	50,455	2,556,555	1.93%
U.S. Bancorp (d)	127,520	3,198,202	2.42%
Wells Fargo & Co.	107,065	3,043,858	2.30%
		30,466,117	23.03%
Health Care - 10.22%
Amgen, Inc. (a)	34,495	2,017,267	1.53%
Baxter International, Inc.	19,310	1,112,063	0.84%
CIGNA Corp.	34,060	1,150,206	0.87%
Forest Laboratories, Inc. (a)	69,800	2,068,872	1.56%
Merck & Co., Inc.	41,222	1,573,856	1.19%
Pfizer, Inc.	120,015	2,239,480	1.69%
UnitedHealth Group, Inc.	101,765	3,358,245	2.54%
		13,519,989	10.22%
Industrials - 11.26%
Boeing Co.	11,660	706,596	0.53%
CSX Corp.	28,245	1,210,580	0.91%
FedEx Corp.	14,945	1,170,941	0.89%
Fluor Corp.	15,285	693,022	0.52%
General Dynamics Corp.	24,770	1,655,874	1.25%
General Electric Co.	274,150	4,408,332	3.33%
Illinois Tool Works, Inc.	34,505	1,504,073	1.14%
Ingersoll-Rand Plc (b)	61,600	1,999,536	1.51%
Precision Castparts Corp.	14,775	1,555,069	1.18%
		14,904,023	11.26%
Information Technology - 4.43%
Hewlett-Packard Co.	55,590	2,616,621	1.98%
Microsoft Corp.	93,225	2,627,081	1.99%
Yahoo!, Inc. (a)	41,010	615,560	0.46%
		5,859,262	4.43%
Materials - 4.97%
Consol Energy, Inc.	10,510	489,871	0.37%
Freeport-McMoRan Copper & Gold, Inc.	13,715	914,653	0.69%
International Paper Co.	44,315	1,015,256	0.77%
Lubrizol Corp.	22,975	1,693,028	1.28%
Pactiv Corp. (a)	80,685	1,819,447	1.37%
United States Steel Corp.	14,505	644,457	0.49%
		6,576,712	4.97%
Telecommunication Services - 4.97%
AT&T, Inc.	86,905	2,203,911	1.66%
Qwest Communications International Inc.	314,740	1,325,055	1.00%
Verizon Communications, Inc.	103,745	3,052,178	2.31%
		6,581,144	4.97%
Utilities - 7.73%
American Electric Power Co., Inc.	64,315	2,228,515	1.69%
Dominion Resources, Inc.	57,940	2,170,432	1.64%
MDU Resources Group, Inc.	61,485	1,353,900	1.02%
PG&E Corp.	57,760	2,439,782	1.85%
Questar Corp.	48,905	2,028,580	1.53%
		10,221,209	7.73%
TOTAL COMMON STOCKS (Cost $117,840,570)		$131,357,455	99.28%

	Shares	Value
SHORT TERM INVESTMENTS - 1.59%
Money Market Funds - 1.59%
Fidelity Government Portfolio
0.04% (c)	2,099,046	2,099,046	1.59%
Total Investment Company (Cost $2,099,045)		2,099,046	1.59%
TOTAL SHORT TERM INVESTMENTS (Cost $2,099,045)		$2,099,046	1.59%
Total Investments (Cost $119,939,615) - 100.87%		$133,456,501	100.87%
Liabilities in Excess of Other Assets - (0.87)%		(1,151,748)	(0.87)%
TOTAL NET ASSETS - 100.00%		$132,304,753	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non income producing
(b)	Foreign issued security
(c)	The rate listed is the Fund's 7-day yield as of January 31, 2010
(d)	Investment in affiliated security. Quasar Distributors, LLC, which serves as the funds's distributor, is a subsidiary of U.S. Bancorp.
Details of transactions with this affiliated company for the year ended January 31, 2010 were as follows:

	Beginning	Purchase	Sales	Ending	Dividend
Issuer	Cost	Cost	Cost	Cost	Income	Shares	Market Value
U.S. Bancorp	$2,245,916	$0	$91,644	$2,154,272	$0	127,520	$3,198,202

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows*:

Cost of investments	$120,644,758
Gross unrealized appreciation	17,141,955
Gross unrealized depreciation	(4,330,212)
Net unrealized appreciation	$12,811,743

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the fund has access at the date of measurement
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of January 31, 2010:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 12,716,520	$ -	$ -	12,716,520
Consumer Staples	7,740,824	-	-	7,740,824
Energy	22,771,655	-	-	22,771,655
Financials	30,466,117			30,466,117
Health Care	13,519,989	-	-	13,519,989
Industrials	14,904,023	-	-	14,904,023
Information Technology	5,859,262	-	-	5,859,262
Materials	6,576,712	-	-	6,576,712
Telecommunication Services	6,581,144			6,581,144
Utilities	10,221,209	-	-	10,221,209
Total Common Stock	$ 131,357,455	$ -	$ -	$ 131,357,455

Short Term Investments	$ 2,099,046	$ -	$ -	$ 2,099,046

Total Investments in Securities	$ 133,456,501	$ -	$ -	$ 133,456,501

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hennessy Funds Trust

By (Signature and Title)                  /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date         3/31/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          3/31/2010

By (Signature and Title)*                /s/ Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date         3/31/2010